STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2013

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap 400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. The Trust, is not sponsored endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2013

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2013

Common Stock	Shares	Value
3D Systems Corp.*	936,145	$50,542,469
Aaron's, Inc.	752,744	20,851,009
ACI Worldwide, Inc.*	391,750	21,178,005
Acuity Brands, Inc.	424,312	39,045,190
Acxiom Corp.*	733,684	20,829,289
ADTRAN, Inc.	576,723	15,363,901
Advance Auto Parts, Inc.	721,575	59,659,821
Advanced Micro Devices, Inc.*	6,062,916	23,039,081
Advent Software, Inc.*	408,964	12,984,607
Aecom Technology Corp.*	998,619	31,226,816
Aeropostale, Inc.*	777,521	7,308,697
Affiliated Managers Group, Inc.*	523,599	95,630,121
AGCO Corp.*	896,834	54,186,710
Alaska Air Group, Inc.*	691,602	43,308,117
Albemarle Corp.	806,155	50,739,396
Alexander & Baldwin, Inc.*	426,880	15,376,218
Alexandria Real Estate Equities, Inc.	707,688	45,185,879
Alleghany Corp.*	166,715	68,294,800
Alliance Data Systems Corp.*	482,866	102,111,673
Alliant Energy Corp.	1,099,042	54,457,531
Alliant Techsystems, Inc.	317,259	30,951,788
Allscripts Healthcare Solutions, Inc.*	1,569,921	23,344,725
Alpha Natural Resources, Inc.*	2,194,187	13,077,355
AMC Networks, Inc., Class A*	587,117	40,205,772
American Campus Communities, Inc.	1,038,011	35,448,076
American Eagle Outfitters, Inc.	1,680,162	23,505,466
American Financial Group, Inc.	705,059	38,115,490
Ann, Inc.*	454,061	16,446,089
ANSYS, Inc.*	915,702	79,226,537
AOL, Inc.	760,571	26,300,545
Apollo Group, Inc., Class A*	983,668	20,470,131
Apollo Investment Corp.	2,226,373	18,144,940
Aptargroup, Inc.	656,635	39,483,463
Aqua America, Inc.	1,748,115	43,230,884
Arch Coal, Inc.	2,102,543	8,641,452
Arrow Electronics, Inc.*	992,436	48,162,919
Arthur J Gallagher & Co.	1,265,015	55,217,905
Ascena Retail Group, Inc.*	1,261,545	25,142,592
Ashland, Inc.	712,672	65,907,907

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Aspen Insurance Holdings Ltd.	668,855	$24,272,748
Associated Banc-Corp.	1,643,989	25,465,390
Astoria Financial Corp.	828,709	10,309,140
Atmel Corp.*	4,235,824	31,514,531
Atmos Energy Corp.	897,952	38,243,776
Atwood Oceanics, Inc.*	570,309	31,389,807
Avnet, Inc.*	1,358,732	56,672,712
Bally Technologies, Inc.*	385,296	27,764,430
BancorpSouth, Inc.	829,885	16,547,907
Bank of Hawaii Corp.	441,770	24,054,376
BE Aerospace, Inc.*	975,811	72,034,368
Big Lots, Inc.*	577,444	21,417,398
Bill Barrett Corp.*	483,171	12,132,424
BioMed Realty Trust, Inc.	1,903,341	35,383,109
Bio-Rad Laboratories, Inc., Class A*	198,270	23,308,621
Black Hills Corp.	441,018	21,989,157
Bob Evans Farms, Inc.	270,224	15,475,728
BRE Properties, Inc.	764,406	38,801,249
Brinker International, Inc.	656,045	26,589,504
Brink's Co.	477,740	13,520,042
Broadridge Financial Solutions, Inc.	1,179,543	37,450,490
Brown & Brown, Inc.	1,177,077	37,784,172
Cabela's, Inc.*	461,420	29,083,303
Cabot Corp.	588,398	25,130,479
Cadence Design Systems, Inc.*	2,812,883	37,973,920
Camden Property Trust	844,633	51,894,252
Carbo Ceramics, Inc.	196,678	19,492,757
Carlisle Cos., Inc.	632,052	44,426,935
Carpenter Technology Corp.	523,884	30,442,899
Carter's, Inc.*	586,822	44,533,922
Cathay General Bancorp	726,833	16,986,087
Cboe Holdings, Inc.	868,789	39,295,326
Charles River Laboratories International, Inc.*	486,034	22,483,933
Cheesecake Factory, Inc.	491,424	21,598,085
Chico's FAS, Inc.	1,593,135	26,541,629
Church & Dwight Co., Inc.	1,372,698	82,430,515
Ciena Corp.*	1,021,803	25,524,639
Cimarex Energy Co.	856,934	82,608,438
Cinemark Holdings, Inc.	1,028,430	32,642,368

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
City National Corp.	468,576	$31,235,276
Clarcor, Inc.	494,348	27,451,144
Clean Harbors, Inc.*	546,387	32,051,061
Cleco Corp.	598,829	26,851,492
Commerce Bancshares, Inc.	763,738	33,459,362
Commercial Metals Co.	1,158,877	19,642,965
Community Health Systems, Inc.	939,140	38,974,310
CommVault Systems, Inc.*	435,150	38,219,224
Compass Minerals International, Inc.	331,417	25,277,175
Compuware Corp.*	2,126,438	23,816,106
Concur Technologies, Inc.*	466,251	51,520,735
Convergys Corp.	1,027,718	19,269,712
Con-way, Inc.	559,661	24,115,792
Cooper Cos., Inc.	484,885	62,884,736
Copart, Inc.*	1,106,038	35,160,948
Corelogic, Inc.*	947,159	25,620,651
Corporate Executive Board Co.	332,799	24,167,863
Corporate Office Properties Trust SBI MD	865,421	19,991,225
Corrections Corp. of America*	1,146,178	39,600,450
Covance, Inc.*	553,806	47,882,067
Crane Co.	483,283	29,804,063
Cree, Inc.*	1,189,846	71,616,831
CST Brands, Inc.*	599,104	17,853,299
Cubist Pharmaceuticals, Inc.*	654,666	41,604,024
Cullen/Frost Bankers, Inc.	519,121	36,623,987
Cypress Semiconductor Corp.	1,360,406	12,706,192
Cytec Industries, Inc.	361,452	29,407,735
Dean Foods Co.*	930,694	17,962,394
Deckers Outdoor Corp.*	341,700	22,524,864
Deluxe Corp.	499,230	20,797,922
DeVry, Inc.	561,477	17,158,737
Dick's Sporting Goods, Inc.	1,007,157	53,762,041
Diebold, Inc.	632,621	18,573,753
Domino's Pizza, Inc.	551,286	37,459,884
Domtar Corp.	323,347	25,680,219
Donaldson Co., Inc.	1,339,272	51,066,441
DreamWorks Animation SKG, Inc., Class A*	705,415	20,076,111
Dresser-Rand Group, Inc.*	755,485	47,142,264
Dril-Quip, Inc.*	402,104	46,141,434

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
DST Systems, Inc.	298,422	$22,504,003
Duke Realty Corp.	3,219,937	49,715,827
Eagle Materials, Inc.	491,058	35,626,258
East West Bancorp, Inc.	1,364,150	43,584,592
Eaton Vance Corp.	1,202,046	46,675,446
Endo Pharmaceuticals Holdings, Inc.*	1,131,349	51,408,499
Energen Corp.	715,473	54,654,982
Energizer Holdings, Inc.*	616,897	56,230,162
Equinix, Inc.*	488,947	89,795,117
Equity One, Inc.	626,641	13,698,372
Essex Property Trust, Inc.	376,779	55,650,258
Esterline Technologies Corp.*	310,845	24,833,407
Everest Re Group Ltd.	481,731	70,048,505
Exelis, Inc.	1,865,500	29,307,005
Extra Space Storage, Inc.	1,050,912	48,079,224
FactSet Research Systems, Inc.	399,434	43,578,249
Fair Isaac Corp.	348,703	19,276,302
Fairchild Semiconductor International, Inc., Class A*	1,264,123	17,558,668
Federal Realty Investment Trust	650,787	66,022,341
Federated Investors, Inc., Class B	932,927	25,338,297
Fidelity National Financial, Inc., Class A	2,139,804	56,918,786
First American Financial Corp.	1,059,386	25,796,049
First Horizon National Corp.	2,383,049	26,189,709
First Niagara Financial Group, Inc.	3,506,880	36,366,346
FirstMerit Corp.	1,634,994	35,495,720
Flowers Foods, Inc.*	1,733,519	37,166,647
Foot Locker, Inc.	1,471,050	49,927,437
Fortune Brands Home & Security, Inc.*	1,644,524	68,461,534
FTI Consulting, Inc.*	403,737	15,261,259
Fulton Financial Corp.	1,920,026	22,425,904
Gartner, Inc.*	922,911	55,374,660
GATX Corp.	457,663	21,748,146
General Cable Corp.*	492,935	15,650,686
Genesee & Wyoming, Inc., Class A*	423,214	39,346,206
Gentex Corp.	1,429,100	36,570,669
Global Payments, Inc.	748,736	38,245,435
Graco, Inc.	607,926	45,023,000
Granite Construction, Inc.	356,834	10,919,120

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Great Plains Energy, Inc.	1,523,343	$33,818,215
Green Mountain Coffee Roasters, Inc.*	1,299,192	97,868,133
Greenhill & Co., Inc.	258,400	12,888,992
Greif, Inc., Class A	301,627	14,788,772
Guess?, Inc.	588,669	17,571,770
Hancock Holding Co.	813,209	25,518,498
Hanesbrands, Inc.*	980,765	61,111,467
Hanover Insurance Group, Inc.	433,913	24,004,067
Harris Teeter Supermarkets, Inc., Class I	489,910	24,098,673
Harsco Corp.	799,099	19,897,565
Hawaiian Electric Industries, Inc.	982,035	24,649,078
HCC Insurance Holdings, Inc.	991,657	43,454,410
Health Management Associates, Inc., Class A*	2,577,850	32,996,480
Health NET, Inc.*	786,587	24,934,808
Helix Energy Solutions Group, Inc.*	974,331	24,718,777
Henry Schein, Inc.*	856,813	88,851,508
Herman Miller, Inc.	581,310	16,962,626
Highwoods Properties, Inc.	890,065	31,428,195
Hill-Rom Holdings, Inc.	581,168	20,823,249
Hillshire Brands Co.	1,219,230	37,479,130
HMS Holdings Corp.*	869,866	18,710,818
HNI Corp.	449,677	16,269,314
Hollyfrontier Corp.	1,979,892	83,373,252
Hologic, Inc.*	2,679,157	55,324,592
Home Properties, Inc.	563,367	32,534,444
Hospitality Properties Trust	1,384,390	39,178,237
Hsn, Inc.	332,159	17,810,366
Hubbell, Inc., Class B	534,692	56,003,640
Huntington Ingalls Industries, Inc.*	493,159	33,238,917
IDACORP, Inc.	497,614	24,084,518
IDEX Corp.	809,960	52,849,890
IDEXX Laboratories, Inc.*	520,523	51,870,117
Informatica Corp.*	1,072,236	41,785,037
Ingram Micro, Inc., Class A*	1,513,254	34,880,505
Ingredion, Inc.	768,132	50,827,294
Integrated Device Technology, Inc.*	1,351,140	12,727,739
InterDigital, Inc./Pa	407,958	15,229,072
International Bancshares Corp.	565,864	12,239,638
International Rectifier Corp.*	701,234	17,369,566

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
International Speedway Corp., Class A	276,343	$8,925,879
Intersil Corp., Class A	1,261,118	14,162,355
Intrepid Potash, Inc.	550,659	8,634,333
Itron, Inc.*	387,488	16,596,111
ITT Corp.	894,561	32,159,468
Jack Henry & Associates, Inc.	844,714	43,595,690
Janus Capital Group, Inc.*	1,483,009	12,620,407
Jarden Corp.*	1,171,199	56,686,032
JB Hunt Transport Services, Inc.	904,589	65,971,676
JetBlue Airways Corp.*	2,153,609	14,343,036
John Wiley & Sons, Inc., Class A	458,923	21,886,038
Jones Lang LaSalle, Inc.	440,164	38,426,317
KB Home	821,825	14,809,286
KBR, Inc.	1,466,087	47,853,080
Kemper Corp.	518,748	17,429,933
Kennametal, Inc.	771,219	35,167,586
Kilroy Realty Corp.	804,499	40,184,725
Kirby Corp.*	562,371	48,673,210
Lamar Advertising Co., Class A*	645,885	30,375,972
Lancaster Colony Corp.	192,159	15,044,128
Landstar System, Inc.	452,710	25,342,706
Leidos Holdings, Inc.	721,501	32,842,737
Lender Processing Services, Inc.	845,131	28,117,508
Lennox International, Inc.	455,034	34,245,859
Lexmark International, Inc., Class A	620,116	20,463,828
Liberty Property Trust	1,415,379	50,387,492
Life Time Fitness, Inc.*	390,653	20,106,910
LifePoint Hospitals, Inc.*	470,940	21,959,932
Lincoln Electric Holdings, Inc.	814,334	54,250,931
LKQ Corp.*	2,973,141	94,724,272
Louisiana-Pacific Corp.*	1,390,003	24,450,153
Mack-Cali Realty Corp.	871,865	19,128,718
Mallinckrodt PLC*	571,556	25,199,904
Manpower, Inc.	775,572	56,415,107
ManTech International Corp., Class A	235,582	6,775,338
Martin Marietta Materials, Inc.	458,080	44,969,714
Masimo Corp.	509,126	13,563,117
Matson, Inc.	423,214	11,100,903
Matthews International Corp., Class A	271,766	10,348,849

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
MDC Holdings, Inc.	387,325	$11,623,623
MDU Resources Group, Inc.	1,870,657	52,322,276
Mednax, Inc.*	501,574	50,358,030
Mentor Graphics Corp.*	953,888	22,292,363
Mercury General Corp.	359,341	17,359,764
Meredith Corp.	366,557	17,455,444
Mettler-Toledo International, Inc.*	296,633	71,218,617
MICROS Systems, Inc.*	758,968	37,902,862
Mine Safety Appliances Co.	312,997	16,153,775
Minerals Technologies, Inc.	343,363	16,951,831
Mohawk Industries, Inc.*	603,407	78,593,762
Monster Worldwide, Inc.*	1,119,769	4,949,379
MSC Industrial Direct Co., Class A	477,232	38,822,823
MSCI, Inc., Class A*	1,198,340	48,245,168
Murphy USA, Inc.*	439,791	17,763,158
National Fuel Gas Co.	828,384	56,959,684
National Instruments Corp.	964,343	29,827,129
National Retail Properties, Inc.	1,200,552	38,201,565
NCR Corp.*	1,644,463	65,137,179
NeuStar, Inc., Class A*	637,635	31,550,180
New York Community Bancorp, Inc.	4,367,498	65,992,895
New York Times Co., Class A*	1,243,660	15,632,806
Newmarket Corp.	113,395	32,647,554
Nordson Corp.	598,091	44,037,440
NV Energy, Inc.	2,333,781	55,100,569
NVR, Inc.*	42,234	38,821,070
Oceaneering International, Inc.	1,071,830	87,075,469
Office Depot, Inc.*	2,374,566	11,469,154
OGE Energy Corp.	1,965,002	70,916,922
Oil States International, Inc.*	546,353	56,525,681
Old Republic International Corp.	2,393,586	36,861,224
Olin Corp.	794,481	18,328,677
Omega Healthcare Investors, Inc.	1,160,625	34,667,869
Omnicare, Inc.	1,024,957	56,885,113
Oshkosh Corp.*	861,674	42,204,793
Owens & Minor, Inc.	627,017	21,688,518
Packaging Corp. of America	973,782	55,593,214
Panera Bread Co., Class A*	277,623	44,011,574
Patterson-UTI Energy, Inc.	1,459,643	31,207,167

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Plantronics, Inc.	434,482	$20,007,896
PNM Resources, Inc.	789,124	17,857,876
Polaris Industries, Inc.	634,386	81,949,983
Polycom, Inc.*	1,680,386	18,349,815
Post Holdings, Inc.*	323,815	13,072,412
Potlatch Corp.	401,504	15,931,679
Primerica, Inc.	541,735	21,853,590
Prosperity Bancshares, Inc.	555,968	34,381,061
Protective Life Corp.	777,571	33,085,646
PTC, Inc.*	1,184,354	33,671,184
Questar Corp.	1,734,576	39,010,614
Rackspace Hosting, Inc.*	1,128,673	59,548,787
Raymond James Financial, Inc.	1,219,148	50,801,897
Rayonier, Inc.	1,249,426	69,530,557
Realty Income Corp.	1,943,363	77,248,679
Regal-Beloit Corp.	446,388	30,323,137
Regency Centers Corp.	914,282	44,205,535
Regis Corp.	431,975	6,341,393
Reinsurance Group of America, Inc., Class A	703,192	47,106,832
Reliance Steel & Aluminum Co.	762,732	55,885,374
Rent-A-Center, Inc., Class A	528,918	20,151,776
ResMed, Inc.	1,407,258	74,331,368
RF Micro Devices, Inc.*	2,786,796	15,717,529
Riverbed Technology, Inc.*	1,627,188	23,740,673
Rock-Tenn Co., Class A	712,936	72,199,029
Rollins, Inc.	636,730	16,879,712
Rosetta Resources, Inc.*	605,449	32,972,753
Rovi Corp.*	1,006,750	19,299,397
Royal Gold, Inc.	644,374	31,355,239
RPM International, Inc.	1,316,193	47,646,187
R.R. Donnelley & Sons Co.	1,800,045	28,440,711
Saks, Inc.*	1,011,673	16,126,068
Salix Pharmaceuticals Ltd.*	610,958	40,860,871
Scholastic Corp.	255,629	7,323,771
Science Applications International Corp.*	412,469	13,920,819
Scientific Games Corp., Class A*	480,450	7,768,877
Scotts Miracle-Gro Co., Class A	435,221	23,950,212
SEI Investments Co.	1,434,653	44,345,124
Semtech Corp.*	674,174	20,218,478

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Senior Housing Properties Trust	1,863,278	$43,488,909
Sensient Technologies Corp.	495,757	23,741,803
Service Corp. International	2,099,703	39,096,470
Signature Bank/New York NY*	468,210	42,850,579
Signet Jewelers Ltd.	797,760	57,159,504
Silgan Holdings, Inc.	433,375	20,368,625
Silicon Laboratories, Inc.*	389,304	16,627,174
Skyworks Solutions, Inc.*	1,859,805	46,197,556
SL Green Realty Corp.	911,155	80,947,010
SM Energy Co.	663,008	51,177,588
Solarwinds, Inc.*	649,977	22,788,194
Solera Holdings, Inc.	681,634	36,037,990
Sonoco Products Co.	994,814	38,738,057
Sotheby's	676,996	33,260,813
SPX Corp.	449,078	38,009,962
StanCorp Financial Group, Inc.	439,931	24,205,004
Steel Dynamics, Inc.	2,187,296	36,549,716
STERIS Corp.	585,352	25,146,722
SunEdison, Inc.*	2,387,474	19,028,168
Superior Energy Services, Inc.*	1,580,651	39,579,501
Supervalu, Inc.	1,945,910	16,014,839
SVB Financial Group*	451,260	38,975,326
Synopsys, Inc.*	1,529,669	57,668,521
Synovus Financial Corp.	9,691,515	31,982,000
Taubman Centers, Inc.	632,428	42,568,729
TCF Financial Corp.	1,629,634	23,271,174
Tech Data Corp.*	374,079	18,670,283
Techne Corp.	328,483	26,298,349
Teleflex, Inc.	407,443	33,524,410
Telephone & Data Systems, Inc.	976,218	28,847,242
Tempur-Pedic International, Inc.*	598,819	26,324,083
Terex Corp.*	1,102,596	37,047,226
Thor Industries, Inc.	441,455	25,622,048
Thoratec Corp.*	569,903	21,251,683
TIBCO Software, Inc.*	1,513,305	38,725,475
Tidewater, Inc.	490,225	29,065,440
Timken Co.	790,595	47,751,938
Toll Brothers, Inc.*	1,505,763	48,831,894
Tootsie Roll Industries, Inc.	200,706	6,185,759

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Towers Watson & Co., Class A	637,604	$68,198,124
Tractor Supply Co.*	1,383,143	92,905,715
Trimble Navigation Ltd.*	2,543,239	75,559,631
Trinity Industries, Inc.	778,740	35,315,859
Triumph Group, Inc.	515,275	36,182,611
Trustmark Corp.	665,504	17,036,902
Tupperware Brands Corp.	512,260	44,243,896
tw Telecom, Inc., Class A*	1,443,079	43,097,554
UDR, Inc.	2,484,014	58,871,132
UGI Corp.	1,130,326	44,229,656
Under Armour, Inc., Class A*	794,166	63,096,489
Unit Corp.*	432,928	20,126,823
United Natural Foods, Inc.*	488,551	32,840,398
United Rentals, Inc.*	924,128	53,867,421
United Therapeutics Corp.*	454,983	35,875,410
Universal Corp.	229,734	11,700,353
Universal Health Services, Inc., Class B	885,234	66,383,698
URS Corp.	741,916	39,877,985
UTI Worldwide, Inc.	902,834	13,641,822
Valassis Communications, Inc.*	374,231	10,807,791
Valley National Bancorp	1,975,873	19,659,936
Valmont Industries, Inc.	265,220	36,841,710
Valspar Corp.	798,594	50,654,817
ValueClick, Inc.*	691,897	14,426,052
VCA Antech, Inc.*	877,916	24,107,573
Vectren Corp.	815,472	27,195,991
Verifone Systems, Inc.*	1,082,143	24,737,789
Vishay Intertechnology, Inc.*	1,308,855	16,871,141
Wabtec Corp.	953,705	59,959,433
Waddell & Reed Financial, Inc., Class A	848,986	43,705,799
Washington Federal, Inc.	1,025,343	21,204,093
Waste Connections, Inc.	1,223,289	55,549,553
Watsco, Inc.	266,721	25,143,789
Webster Financial Corp.	894,307	22,831,658
Weingarten Realty Investors	1,111,316	32,594,898
WellCare Health Plans, Inc.*	431,447	30,089,114
Wendy's Co.	2,805,362	23,789,470
Werner Enterprises, Inc.	453,868	10,588,740
Westamerica Bancorporation	265,220	13,192,043

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Common Stock	Shares	Value
Westar Energy, Inc., Class A	1,258,337	$38,568,029
WEX, Inc.*	384,910	33,775,853
WGL Holdings, Inc.	512,565	21,891,651
WhiteWave Foods Co., Class A*	1,714,733	34,243,218
Williams-Sonoma, Inc.	881,721	49,552,720
WMS Industries, Inc.*	543,615	14,106,809
Woodward, Inc.	599,886	24,493,345
World Fuel Services Corp.	720,935	26,898,085
Worthington Industries, Inc.	523,549	18,025,792
WR Berkley Corp.	1,085,849	46,539,488
Zebra Technologies Corp., Class A*	502,943	22,898,995
Total Investments (Cost $14,673,235,216)		$13,997,683,337

*  Non-income producing security for the year ended September 30, 2013.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
REITS	$1,125,505,949	8.03%
Commercial Services	902,709,665	6.45%
Retail	869,390,563	6.22%
Insurance	688,348,413	4.90%
Banks	594,007,125	4.24%
Software	541,886,720	3.88%
Healthcare - Products	473,869,851	3.39%
Electric	420,615,663	3.01%
Computers	400,395,261	2.86%
Electronics	394,642,557	2.82%
Miscellaneous Manufacturing	380,528,981	2.71%
Chemicals	369,790,719	2.63%
Oil & Gas	362,751,410	2.60%
Diversified Financial Services	326,956,285	2.32%
Semiconductors	322,065,736	2.30%
Oil & Gas Services	320,675,883	2.29%
Healthcare - Services	313,578,439	2.25%
Food	284,934,892	2.02%
Gas	282,186,354	2.02%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Industry Classification	Value	Percentage
Machinery - Diversified	$278,955,468	1.99%
Transportation	267,846,495	1.92%
Internet	228,795,976	1.64%
Telecommunications	213,687,828	1.53%
Building Materials	207,753,518	1.47%
Household Products / Wares	207,310,655	1.49%
Packaging & Containers	201,687,697	1.46%
Pharmaceuticals	198,461,960	1.42%
Aerospace/Defense	193,309,179	1.38%
Apparel	191,266,742	1.37%
Distribution / Wholesale	176,437,084	1.27%
Media	146,082,080	1.04%
Home Builders	139,707,921	1.00%
Savings & Loans	133,872,474	0.95%
Engineering & Construction	129,877,001	0.93%
Electrical Components & Equipment	127,884,488	0.91%
Biotechnology	123,271,988	0.89%
Iron / Steel	122,877,989	0.88%
Metal Fabricate / Hardware	122,262,405	0.87%
Hand / Machine Tools	119,741,654	0.86%
Leisure Time	116,163,702	0.83%
Forest Products & Paper	111,142,455	0.79%
Environmental Control	103,754,389	0.75%
Beverages	97,868,133	0.70%
Entertainment	97,177,665	0.69%
Textiles	78,593,762	0.56%
Airlines	57,651,153	0.41%
Mining	56,632,414	0.40%
Real Estate	53,802,535	0.38%
Water	43,230,884	0.31%
Auto Manufacturers	42,204,793	0.30%
Machinery - Construction & Mining	37,047,226	0.26%
Shipbuilding	33,238,917	0.24%
Office Furnishings	33,231,940	0.24%
Advertising	30,375,972	0.22%
Home Furnishings	26,324,083	0.19%
Trucking & Leasing	21,748,146	0.16%
Coal	21,718,807	0.15%
Investment Companies	18,144,940	0.13%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2013

Industry Classification	Value	Percentage
Agriculture	$11,700,353	0.08%
Total	$13,997,683,337	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2013
Assets:
Investments in securities, at value (cost $14,673,235,216)	$13,997,683,337
Cash	71,916,077
Receivable from securities sold	479,913,626
Receivable from Units created	107,593,282
Dividend receivable	12,447,272
Total Assets	$14,669,553,594
Liabilities:
Payable for Units redeemed	$429,755,232
Payable for securities purchased	157,714,393
Distribution payable	42,920,072
Payable to Sponsor	5,914,586
License fee payable	1,577,683
Accrued Trustee fees	1,165,213
Other accrued expenses	459,695
Total Liabilities	639,506,874
Net Assets	$14,030,046,720
Net assets presented by:
Interest in Unitholders (62,028,538 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$15,949,340,293
Distributions in excess of net investment income	(18,519,004)
Accumulated net realized gain on investments	(1,225,222,690)
Unrealized depreciation of investments	(675,551,879)
Net Assets	$14,030,046,720
Units of beneficial interest outstanding, unlimited shares authorized:	62,028,538
Net asset value per share: (net assets/units of beneficial interest outstanding)	$226.19

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2013	2012	2011
Investment Income
Dividend income	$189,451,374	$131,965,584	$136,639,649
Expenses:
Printing and distributions expenses	13,306,008	10,234,881	12,447,233
Trustee fees and expenses	12,175,962	9,789,974	11,390,007
License fees	3,544,530	2,837,025	3,310,411
Legal fees	334,643	574,417	223,266
Audit fees	104,500	105,071	114,910
Other fees and expenses	132,849	134,355	156,373
Total expenses	29,598,492	23,675,723	27,642,200
Less: voluntary fee reduction by the Trustee (see Note 3)	(59,097)	(33,910)	(55,345)
Net expenses	29,539,395	23,641,813	27,586,855
Net Investment Income	$159,911,979	$108,323,771	$109,052,794
Realized and unrealized gain (losses) on investments:
Net realized losses	$(141,697,816)	$(262,352,358)	$(124,291,616)
Net realized gains from in-kind redemptions	1,651,286,091	848,723,406	1,592,399,110
Net realized gains	1,509,588,275	586,371,048	1,468,107,494
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,097,573,688	1,547,505,058	(1,416,482,818)
Net realized and unrealized gains on investments	2,607,161,963	2,133,876,106	51,624,676
Net increase (decrease) in net assets resulting from operations	$2,767,073,942	$2,242,199,877	$160,677,470

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2013	2012	2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$159,911,979	$108,323,771	$109,052,794
Net realized gains on investments and in-kind redemptions	1,509,588,275	586,371,048	1,468,107,494
Net increase (decrease) in unrealized appreciation (depreciation) on investments	1,097,573,688	1,547,505,058	(1,416,482,818)
Net increase in net assets resulting from operations	2,767,073,942	2,242,199,877	160,677,470
Dividends and Distributions to Unitholders from:
Net investment income	(160,166,815)	(103,618,655)	(107,883,857)
Unitholder Transactions:
Proceeds from subscriptions of Units	19,573,293,030	17,249,824,419	16,547,945,793
Reinvestment of dividends and distributions	276,684	216,856	233,644
Less: Redemptions of Units	(18,171,736,323)	(17,097,873,234)	(19,186,517,255)
Increase (decrease) in net assets due to Unitholder transactions	1,401,833,391	152,168,041	(2,638,337,818)
Total increase (decrease)	4,008,740,518	2,290,749,263	(2,585,544,205)
Net Assets
Beginning of year	10,021,306,202	7,730,556,939	10,316,101,144
End of year	$14,030,046,720	$10,021,306,202	$7,730,556,939
Distributions in excess of net investment income	$(18,519,004)	$(17,994,903)	$(22,700,019)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$180.07	$142.04	$145.66	$125.49	$132.13
Investment Operations:
Net investment income*	2.77	1.94	1.64	1.62	1.51
Net realized and unrealized gain (loss) on investments	46.06	37.92	(3.62)	20.09	(6.48)
Total from Investment Operations	48.83	39.86	(1.98)	21.71	(4.97)
Less Distributions from:
Net investment income	(2.71)	(1.83)	(1.64)	(1.54)	(1.67)
Net Asset Value, End of Year	$226.19	$180.07	$142.04	$145.66	$125.49
Total Investment Return**	27.25%	28.16%	(1.52)%	17.37%	(3.47)%
Ratios and Supplemental Data
Net assets, end of year (000's ommitted)	$14,030,047	$10,021,306	$7,730,557	$10,316,101	$7,946,023
Ratio to average net assets:
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.35%	1.15%	0.99%	1.20%	1.50%
Portfolio turnover rate(2)	13.58%	14.17%	17.91%	14.93%	24.59%

(1)  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.35% and 0.25% for the year ended September 30, 2013, 1.15% and 0.25% for the year ended September 30, 2012, 0.99% and 0.25% for the year ended September 30, 2011, 1.20% and 0.25% for the year ended September 30, 2010 and 1.50% and 0.25% for the year ended September 30, 2009. (See Note 3)

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

*  Per share amounts have been calculated using the average share method.

**  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total Return excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2013

Note 1 - Organization

SPDR® S&P MidCap 400® Trust ETF (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940. Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

On November 13, 2013, IntercontinentalExchange Group, Inc. ("ICE") announced the completion of its acquisition of NYSE Euronext (the parent company of the Sponsor). Upon the closing of the acquisition, IntercontinentalExchange, Inc. and NYSE Euronext became wholly owned subsidiaries of ICE. As the parent company, ICE will be the publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE".

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market therefore is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2013 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$13,997,683,337	$—	$—	$13,997,683,337
Total	$13,997,683,337	$—	$—	$13,997,683,337

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC") and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holders of Units, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2013, and has determined that no provision for income taxes is necessary for the year ended September 30, 2013. The tax returns of the Trust's 2010, 2011, and 2012 tax years and the year ended September 30, 2013 remain subject to audit. The Trust has no unrecognized tax benefits as of September 30, 2013.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001 and above*	0.10% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2013, 2012 and 2011 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, to the extent such expenses exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2013, 2012 and 2011.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the year expenses fall below the expense limitation described above on any given day. At September 30, 2013, there is no outstanding amount to be repaid by the Trust to the Sponsor for expenses so reimbursed or assumed.

Note 4 - Trust Transactions in Units

Transactions in Units were as follows:
	Year Ended September 30, 2013		Year Ended September 30, 2012
	Units	Amount	Units	Amount
Units sold	96,250,000	$19,573,293,030	103,600,000	$17,249,824,419
Dividend reinvestment Units issued	1,359	276,684	1,269	216,856
Units redeemed	(89,875,000)	(18,171,736,323)	(102,375,000)	(17,097,873,234)
Net increase/(decrease)	6,376,359	$1,401,833,391	1,226,269	$152,168,041

	Year Ended September 30, 2011
	Units	Amount
Units sold	101,250,000	$16,547,945,793
Dividend reinvestment Units issued	1,380	233,644
Units redeemed	(117,650,000)	(19,186,517,255)
Net increase/(decrease)	(16,398,620)	$(2,638,337,818)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in large blocks of 25,000 Units known as "Creation Units". Such transactions are permitted only on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process ("Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2013, the Trustee earned $1,032,900 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2013.

At September 30, 2013, the Trustee and its affiliates held $2,006,167,091 or 14.30% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2013 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $19,528,346,315, $18,126,488,079, $1,609,694,117 and $1,598,306,350, respectively.

Note 6 - U.S. Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2013. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

Cost of investments for federal income tax purposes	$14,746,469,900
Gross unrealized appreciation	$588,677,096
Gross unrealized depreciation	(1,337,463,659)
Net unrealized depreciation	$(748,786,563)
Distributable earnings, ordinary income	$43,003,538
Capital loss carryforwards expiring:
9/30/16	$(9,130,465)
9/30/17	(163,881,388)
9/30/18	(709,669,042)
$(882,680,895)
Post-Enactment Short-Term Losses (no expiration):	157,316,381

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses can be carried forward for an unlimited period, but capital losses with an expiration period (i.e., capital losses from Trust fiscal years ending on or before September 30, 2011) may not be used to offset capital gains until all net capital losses without an expiration date (i.e., capital losses from Trust fiscal years ending on or after September 30, 2012) have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

To the extent that capital losses are used to offset future capital gains, it is probable that gains that offset will not be distributed to Unitholders.

At September 30, 2013 the Trust deferred $111,990,730 of long-term capital losses arising subsequent to October 31, 2012. For tax purposes, such losses will be reflected in the year ending September 30, 2014.

The tax composition of dividends paid during the years ending September 30, 2013, September 30, 2012 and September 30, 2011 was ordinary income.

As of September 30, 2013, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences Distributions in excess of net investment income was increased by $269,265, accumulated net realized loss on investments was increased by $1,518,105,135 and paid-in capital was increased by $1,518,374,400.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

The Trustee directs all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal years ended September 30, 2013, 2012 and 2011, the Trust paid $1,391,208, $1,709,461, and $2,829,012, respectively, in commissions on trades to ConvergEx.

Note 9 - License Agreement and Distribution Expenses

A license agreement between State Street Global Markets, LLC ("SSGM") and S&P (the "License Agreement") grants SSGM a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee on behalf of the Trust, the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGM for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGM, pursuant to which SSGM has agreed to market and promote the Trust. SSGM is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statement of Operations.

Subsequent Event

On September 15, 2013, a dividend was declared. The distribution of $0.66 per share is payable on October 31, 2013, to Unitholders of record at the close of business on September 24, 2013. The ex-dividend date is September 20, 2013.

The Trustee has evaluated subsequent transactions and events after the balance sheet date through the date on which these financial statements were issued and, except as already included in the notes to the financial statements, has determined that no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SPDR S&P MidCap 400 ETF Trust at September 30, 2013, the results of its operations, the changes in its net assets, the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 8, 2014

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2013*

Total Trust Assets:	$14,669,553,594
Trust Net Assets:	$14,030,046,720
Number of Units:	62,028,538
Fractional Undivided Interest in Trust Represented by each Unit:	1/62,028,538
Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$226.19
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2013*

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2013

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	25	1.99%
Between zero and 0.25%	542	43.08%
Bid/Ask Price Equal to NAV	2	0.16%
Between zero and -0.25%	668	53.10%
Less than -0.25%	21	1.67%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/13 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	27.25%	82.01%	171.77%	704.97%
Return Based on Bid/Ask Price	27.45%	83.17%	172.03%	705.46%
S&P MidCap 400 Index	27.68%	84.89%	179.96%	1037.75%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	27.25%	12.73%	10.51%	11.98%
Return Based on Bid/Ask Price	27.45%	12.87%	10.53%	11.99%
S&P MidCap 400 Index	27.68%	13.08%	10.84%	12.62%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange and now NYSE MKT), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust

Sponsor

PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017

NOTES